FINANCE COSTS AND INTEREST INCOME (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Interest on long-term debt	$ 35	$ 33
Interest on other long-term debt	2	0
Amortization of debt issue costs	2	2
Revolving bank lines fees and other	4	1
Interest expense	43	36
Net interest expense on net pension obligations	1	1
Interest expense on lease liabilities	1	0
Total finance costs	45	37
Interest costs capitalised	$ 2	$ 0